State Street Real Estate Securities VIS Fund Annual Fund Operating Expenses - State Street Real Estate Securities VIS Fund - Class 1	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.26%